Document and Entity Information	Jan. 03, 2025
Cover [Abstract]
Entity Address, Address Line Three	275 Technology Drive Suite 101
Amendment Flag	false
Entity Central Index Key	0001710366
Document Type	8-K
Document Period End Date	Jan. 03, 2025
Entity Registrant Name	CONSOL Energy Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38147
Entity Tax Identification Number	82-1954058
Entity Address, Address Line One	275 Technology Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	416-8300
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CEIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false